August 29, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:   DBX ETF Trust (File Nos. 333-170122 and 811-22487)

         Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

On behalf of our client, DBX ETF Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 23 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 23”). The purpose of PEA No. 23 is to: (i) respond to Staff comments received on Post-Effective Amendment No. 5, as filed with the SEC via EDGAR Accession No. 0001193125-13-032189 on January 31, 2013; and (ii) make other non-material changes to the Prospectus and Statement of Additional Information for the Trust’s db X-trackers Harvest China Fund.

I hereby certify that PEA No. 23 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please feel free to contact me at 202.373.6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire

W. John McGuire